INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 128,538	$ 104,829	$ 160,831	$ 107,765
Continuing Operations [Member]
Indefinite-lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 34,814	$ 30,186	$ 128,538	$ 104,829	$ 160,831	$ 107,765